ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX - Tax and Royalty (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Mining and income tax
Tax receivable				R (355.1)	R (483.2)	R (182.8)
Tax, carbon tax and royalties payable				508.9	88.0	34.9
Net tax, carbon tax and royalties payable/(receivable)	R 153.8	R (395.2)	R (147.9)	R 153.8	R (395.2)	R (147.9)
Reconciliation of the net tax, carbon tax and royalties payable/(receivable) balance:
Balance at beginning of the year	(395.2)	(147.9)	88.6
Royalties, carbon tax and current tax	2,292.6	307.9	902.7
Royalties and tax paid	(1,818.9)	(542.2)	(899.3)
Royalties paid	(411.5)	(234.4)	(387.4)
Tax (paid)/refund received	(1,407.4)	(307.8)	(511.9)
Tax payable on acquisition of subsidiaries	68.7	4.4	(260.4)
Other	18.6
Foreign currency translation	(12.0)	(17.4)	20.5
Balance at end of the year	R 153.8	R (395.2)	R (147.9)